Document And Entity Information	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Entity Emerging Growth Company	true
Entity File Number	001-38359
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	650
Local Phone Number	503-9095
Entity Information, Former Legal or Registered Name	Not applicable (Former Name or Former Address, if Changed Since Last Report)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NONE